SCHEDULE OF MINIMUM CONTRACTUAL OBLIGATIONS OF LEASES (Details) - USD ($)	Apr. 30, 2024	Oct. 31, 2023	May 31, 2023
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
Operating lease, 2024	$ 81,018	$ 161,044
Operating lease, 2025	163,902	163,902
Operating lease, 2026	166,760	166,760
Operating lease, 2027	84,609	84,609
Operating lease, 2028	67,734	67,734
Operating lease, thereafter		112,890
Operating lease, total lease payments	676,909	756,939
Operating lease, less imputed interest	(267,009)	(280,698)
Operating lease, total lease liability	409,900	476,241	$ 271,396
Finance Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
Finance lease 2024	35,270	65,387
Finance lease, 2025	12,803	12,803
Finance lease, 2026	5,150	5,150
Finance lease, 2027
Operating lease, 2028
Finance lease, thereafter
Finance lease, total lease payments	53,223	83,340
Finance lease, less imputed interest	(7,632)	(4,385)
Finance lease, total lease liability	45,591	$ 78,955
Operating lease, thereafter	112,890
Finance lease, thereafter